Property and Equipment - Depreciation Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation		$ 80	$ 55	$ 6
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	[1]	555	369	301
Other Amortization Expense		$ 4	$ 5	$ 8

[1]	Depreciation expense for 2017 includes accelerated depreciation of $80 million due to asset removal and replacement in connection with property renovations primarily at Flamingo Las Vegas, Bally’s Las Vegas, Harrah’s Las Vegas, Harrah’s Laughlin, Planet Hollywood and Harrah’s New Orleans compared with $55 million in 2016 primarily at Planet Hollywood, Paris Las Vegas, Harrah’s Las Vegas and Flamingo Las Vegas and $6 million in 2015 primarily at Harrah’s Las Vegas.